Vanguard® Institutional Short-Term Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (27.3%)
U.S. Government Securities (26.7%)
	United States Treasury Note/Bond	0.125%	4/30/23	200	196
	United States Treasury Note/Bond	0.125%	5/31/23	15,000	14,627
	United States Treasury Note/Bond	0.125%	7/31/23	250,000	242,500
	United States Treasury Note/Bond	0.375%	10/31/23	247,000	238,625
[1]	United States Treasury Note/Bond	0.500%	11/30/23	400,000	386,375
	United States Treasury Note/Bond	0.750%	12/31/23	227,000	219,552
	United States Treasury Note/Bond	2.625%	12/31/23	74,000	73,607
	United States Treasury Note/Bond	2.250%	3/31/24	50,000	49,367
	United States Treasury Note/Bond	2.500%	4/30/24	562,485	557,563
	United States Treasury Note/Bond	0.750%	11/15/24	25,000	23,699
	United States Treasury Note/Bond	1.125%	1/15/25	70,700	67,408
	United States Treasury Note/Bond	1.500%	2/15/25	5,600	5,381
	United States Treasury Note/Bond	2.625%	4/15/25	627,325	620,562
	United States Treasury Note/Bond	2.875%	4/30/29	57,000	56,332
[2]	United States Treasury Note/Bond	4.375%	2/15/38	18,102	21,064
					2,576,858
Nonconventional Mortgage-Backed Securities (0.6%)
[3,4]	Fannie Mae REMICS	3.000%	9/25/50–12/25/51	7,425	6,861
[3,4]	Freddie Mac REMICS	2.000%	12/25/51	347	294
[3,4]	Freddie Mac REMICS	3.000%	7/25/51–10/25/51	5,792	5,222
[3]	Ginnie Mae REMICS	1.500%	5/20/51–12/20/51	2,284	2,063
[3]	Ginnie Mae REMICS	2.000%	11/20/51	1,981	1,542
[3]	Ginnie Mae REMICS	2.500%	9/20/51	4,145	3,910
[3]	Ginnie Mae REMICS	3.000%	11/20/50–12/20/51	42,210	38,302
[3]	Ginnie Mae REMICS	3.500%	11/20/51	738	690
					58,884
Total U.S. Government and Agency Obligations (Cost $2,685,297)					2,635,742
Asset-Backed/Commercial Mortgage-Backed Securities (32.5%)
[3]	Ally Auto Receivables Trust Series 2019-1	3.020%	4/15/24	5,520	5,528
[3]	Ally Auto Receivables Trust Series 2019-3	1.930%	5/15/24	2,728	2,724
[3]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	12,080	11,969
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	5,930	5,895
[3]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	53,820	53,697
[3]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	3,323	3,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	21,100	20,758
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	8,010	7,656
[3]	AmeriCredit Automobile Receivables Trust Series 2022-1	2.450%	11/18/26	29,820	29,052
[3,5]	ARI Fleet Lease Trust Series 2022-A	3.120%	1/15/31	7,510	7,403
[3,5]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	4,150	4,073
[3,5]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	240	227
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2019-2A	3.350%	9/22/25	12,150	11,918
[3]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	8,540	8,096
[3]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	18,130	18,111
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.441%	9/15/48	3,506	3,430
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	440	425
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	420	407
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	30	29
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	280	270
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	1,120	1,081
[3]	BANK Series 2017-BNK9	3.538%	11/15/54	4,800	4,641
[3]	BANK Series 2018-BN10	3.641%	2/15/61	380	375
[3]	BANK Series 2018-BN12	4.255%	5/15/61	250	250
[3]	BANK Series 2018-BN14	4.185%	9/15/60	445	447
[3]	BANK Series 2018-BN14	4.231%	9/15/60	250	249
[3]	BANK Series 2019-BN17	3.623%	4/15/52	181	176
[3]	BANK Series 2019-BN17	3.714%	4/15/52	576	557
[3]	BANK Series 2019-BN19	3.183%	8/15/61	470	438
[3]	BANK Series 2019-BN20	3.011%	9/15/62	100	92
[3]	BANK Series 2020-BN28	1.725%	3/15/63	1,000	885
[3]	BANK Series 2020-BN30	1.673%	12/15/53	700	611
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	160	156
[3]	BBCMS Mortgage Trust Series 2020-C8	1.867%	10/15/53	1,620	1,439
[3]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/55	940	936
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	530	514
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	60	58
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	580	568
[3]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	400	396
[3]	Benchmark Mortgage Trust Series 2019-B10	3.615%	3/15/62	194	189
[3]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	1,000	879
[3]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	600	527
[3]	Benchmark Mortgage Trust Series 2020-B22	1.731%	1/15/54	700	614
[3]	Benchmark Mortgage Trust Series 2022-B34	3.961%	4/15/55	4,800	4,686
[3]	BMW Vehicle Owner Trust Series 2019-A	1.920%	1/25/24	3,570	3,568
[3]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	4,550	4,360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	14,200	13,989
[3,6]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	2.324%	2/25/30	642	641
[3,5]	BX Trust Series 2019-OC11	3.202%	12/9/41	760	680
[3,5]	Canadian Pacer Auto Receivables Trust Series 2019-1A	2.960%	6/19/24	1,900	1,895
[3,5]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.830%	7/19/24	5,131	5,088
[3,5]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.890%	3/19/25	2,150	2,095
[3,5]	Canadian Pacer Auto Receivables Trust Series 2021-1A	0.500%	10/20/25	10,410	10,015
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	29,960	28,368
[3]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	28,550	26,994
[3]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	28,420	27,832
[3]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	73,850	73,897
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	1,124	1,125
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	5,380	5,373
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	4,340	4,248
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	10,630	10,063
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	7,670	7,119
[3,5]	CARDS II Trust Series 2021-1A	0.602%	4/15/27	38,910	36,982
[3]	CarMax Auto Owner Trust Series 2018-3	3.270%	3/15/24	3,453	3,457
[3]	CarMax Auto Owner Trust Series 2018-4	3.360%	9/15/23	79	79
[3]	CarMax Auto Owner Trust Series 2018-4	3.480%	2/15/24	5,320	5,333
[3]	CarMax Auto Owner Trust Series 2019-3	2.300%	4/15/25	5,400	5,333
[3]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	3,830	3,766
[3]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	5,620	5,508
[3]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	29,047	28,643
[3]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	4,900	4,703
[3]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	18,620	18,076
[3]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	7,160	6,701
[3]	CarMax Auto Owner Trust Series 2021-3	0.550%	6/15/26	16,480	15,836
[3]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	14,320	13,742
[3]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	23,660	22,609
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	18,560	17,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	11,460	11,408
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	11,400	11,296
[3]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	4,850	4,580
[3]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	11,650	11,116
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	5,590	5,135
[3]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	15,500	15,001
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	540	511
[3]	CD Mortgage Trust Series 2016-CD1	2.926%	8/10/49	4,800	4,482
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	4,708	4,482
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	1,130	1,086
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	650	615
[3]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	800	784
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	900	902
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	472	458
[3,5]	Chesapeake Funding II LLC Series 2019-1A	2.940%	4/15/31	847	848
[3,5]	Chesapeake Funding II LLC Series 2019-2A	1.950%	9/15/31	2,221	2,220
[3,5]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/15/32	8,592	8,488
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	951	947
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	805	803
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.575%	5/10/47	307	303
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,054	1,046
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.863%	7/10/47	255	251
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	2,250	2,228
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.497%	6/10/48	4,347	4,271
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	850	837
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	4,800	4,710
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	570	556
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	520	501
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	800	763
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.465%	9/15/50	1,085	1,047
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.789%	9/15/50	170	162
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	230	229
[3]	CNH Equipment Trust Series 2020-A	1.510%	4/15/27	2,310	2,222
[3]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	10,960	10,705
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	9,390	9,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	336	336
[3]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	279	279
[3]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	20	20
[3]	COMM Mortgage Trust Series 2013-CR9	4.411%	7/10/45	739	739
[3,5]	COMM Mortgage Trust Series 2013-CR9	4.435%	7/10/45	3,169	3,138
[3]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	924	921
[3]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	813	815
[3]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	800	795
[3]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	837	835
[3]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	613	611
[3]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	143	143
[3]	COMM Mortgage Trust Series 2014-CR14	3.955%	2/10/47	20	20
[3]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	500	497
[3]	COMM Mortgage Trust Series 2014-CR17	4.174%	5/10/47	350	346
[3]	COMM Mortgage Trust Series 2015-CR26	3.359%	10/10/48	4,388	4,279
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	950	927
[3]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	44	43
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.447%	8/15/48	1,319	1,290
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	1,500	1,477
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	900	871
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	1,240	1,188
[3]	DBJPM Mortgage Trust Series 2016-C3	2.632%	8/10/49	900	849
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	740	709
[3,5]	Dell Equipment Finance Trust Series 2020-2	0.570%	10/23/23	17,481	17,271
[3]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	6,730	6,036
[3]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	52,450	52,031
[3,5]	DLLAA LLC Series 2021-1A	0.670%	4/17/26	22,900	21,874
[3,5]	DLLAD LLC Series 2021-1A	0.640%	9/21/26	7,550	7,053
[3,5]	Dllmt LLC Series 2021-1A	1.000%	7/21/25	7,330	7,021
[3,5]	Dllmt LLC Series 2021-1A	1.240%	6/20/29	4,890	4,559
[3,5]	DLLST LLC Series 2022-1A	3.690%	9/20/28	3,060	3,048
[3]	Drive Auto Receivables Trust Series 2021-1	0.440%	11/15/24	393	393
[3,5,6]	Edsouth Indenture No. 9 LLC Series 2015-1, 1M USD LIBOR + 0.800%	2.424%	10/25/56	324	321
[3,5]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	1,715	1,710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	10,449	10,207
[3,5]	Enterprise Fleet Financing LLC Series 2021-2	0.480%	5/20/27	9,963	9,574
[3,5]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	10,310	9,903
[3,5]	Enterprise Fleet Financing LLC Series 2022-1	3.030%	1/20/28	15,030	14,767
[3,5]	Evergreen Credit Card Trust Series 2021-1	0.900%	10/15/26	24,700	23,327
[3,5]	FirstKey Homes Trust Series 2020-SFR2	1.266%	10/19/37	4,468	4,119
[3]	Ford Credit Auto Lease Trust Series 2020-B	0.690%	10/15/23	7,380	7,357
[3]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	9,330	9,275
[3]	Ford Credit Auto Owner Trust Series 2018-B	3.380%	3/15/24	7,525	7,538
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	472	472
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	18,140	18,134
[3,5]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	10,990	10,526
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	4,336	4,293
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.350%	7/15/25	2,660	2,591
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	27,200	26,085
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	18,530	17,254
[3,5]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	17,480	17,407
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	15,560	14,913
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	18,150	16,915
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	22,300	22,332
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	8,900	8,929
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	16,380	15,812
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	22,350	20,580
[3]	GM Financial Automobile Leasing Trust Series 2020-2	1.010%	7/22/24	1,850	1,841
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	5,380	5,324
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	35,740	35,073
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	5,110	4,909
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	27,420	26,554
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	1,370	1,302
[3]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	13,420	13,354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-1	3.110%	7/16/24	12,587	12,610
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.650%	2/16/24	1,312	1,312
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.710%	8/16/24	6,850	6,849
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-3	2.180%	4/16/24	4,233	4,231
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.760%	1/16/25	3,810	3,764
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.840%	9/16/24	5,780	5,761
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	13,500	12,863
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	12,080	11,800
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	7,910	7,446
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	10,530	10,188
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	8,690	8,155
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	19,990	19,186
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	9,190	8,548
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	14,120	13,414
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	7,000	6,504
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	13,020	12,189
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	14,810	14,672
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	13,910	13,661
[3,5]	GMF Floorplan Owner Revolving Trust Series 2019-2	2.900%	4/15/26	8,400	8,273
[3,5]	GMF Floorplan Owner Revolving Trust Series 2020-1	0.680%	8/15/25	9,540	9,215
[3,5]	GMF Floorplan Owner Revolving Trust Series 2020-2	0.690%	10/15/25	23,510	22,586
[3,5]	Golden Credit Card Trust Series 2018-4A	3.440%	8/15/25	19,010	18,996
[3,5]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	12,890	11,640
[3,5,6]	Gosforth Funding plc Series 2018-1A, 3M USD LIBOR + 0.450%	1.974%	8/25/60	997	996
[3,5]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.760%	8/15/23	13,630	13,590
[3]	GS Mortgage Securities Corp. II Series 2018-GS10	4.155%	7/10/51	250	249
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	1,175	1,164
[3]	GS Mortgage Securities Trust Series 2013-GC13	4.174%	7/10/46	1,338	1,337
[3]	GS Mortgage Securities Trust Series 2013-GC14	3.955%	8/10/46	55	55
[3]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	1,500	1,495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	110	109
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.162%	9/10/47	60	59
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	1,180	1,164
[3]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5	5
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.498%	7/10/48	5,000	4,912
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	4,027	3,932
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	770	751
[3]	GS Mortgage Securities Trust Series 2015-GS1	3.470%	11/10/48	4,800	4,667
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	580	550
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	140	130
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	500	462
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	1,360	1,133
[3]	Harley-Davidson Motorcycle Trust Series 2019-A	2.340%	2/15/24	424	424
[3]	Harley-Davidson Motorcycle Trust Series 2019-A	2.390%	11/15/26	3,600	3,595
[3]	Harley-Davidson Motorcycle Trust Series 2020-A	1.870%	10/15/24	3,490	3,484
[3]	Harley-Davidson Motorcycle Trust Series 2020-A	1.930%	4/15/27	3,640	3,589
[3]	Harley-Davidson Motorcycle Trust Series 2021-A	0.370%	4/15/26	10,752	10,529
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	16,050	15,435
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	15,870	15,667
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	11,160	10,911
[3,5]	Hertz Vehicle Financing III LLC Series 2022-1A	1.990%	6/25/26	12,330	11,636
[3,5]	Hertz Vehicle Financing III LLC Series 2022-3A	3.370%	3/25/25	16,790	16,563
[3]	Honda Auto Receivables Owner Trust Series 2019-1	2.900%	6/18/24	5,299	5,300
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	582	582
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	1,270	1,269
[3]	Honda Auto Receivables Owner Trust Series 2019-3	1.780%	8/15/23	5,396	5,392
[3]	Honda Auto Receivables Owner Trust Series 2020-2	1.090%	10/15/26	4,970	4,834
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	8,970	8,569
[3]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	22,870	22,145
[3]	Honda Auto Receivables Owner Trust Series 2021-2	0.550%	8/16/27	10,300	9,591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	13,380	12,807
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	1,890	1,746
[3]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	10,130	9,678
[3]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	5,420	5,046
[3,5]	Hpefs Equipment Trust Series 2022-2A	3.760%	9/20/29	9,510	9,470
[3,5]	Hudson Yards Mortgage Trust Series 2019-30HY	3.228%	7/10/39	950	862
[3,5]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.580%	6/17/24	4,230	4,167
[3,5]	Hyundai Auto Lease Securitization Trust Series 2021-A	0.420%	12/16/24	4,730	4,618
[3,5]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.330%	6/17/24	5,470	5,320
[3,5]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.380%	8/15/25	5,780	5,524
[3,5]	Hyundai Auto Lease Securitization Trust Series 2022-A	1.320%	12/15/25	20,330	19,498
[3,5]	Hyundai Auto Lease Securitization Trust Series 2022-B	3.500%	4/15/26	13,220	13,136
[3]	Hyundai Auto Receivables Trust Series 2019-A	2.710%	5/15/25	2,879	2,881
[3]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	10,320	10,223
[3]	Hyundai Auto Receivables Trust Series 2020-A	1.720%	6/15/26	10,777	10,483
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	8,430	8,148
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	21,180	20,513
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	17,030	15,917
[3]	Hyundai Auto Receivables Trust Series 2021-B	0.380%	1/15/26	36,410	34,981
[3]	Hyundai Auto Receivables Trust Series 2021-B	0.600%	2/16/27	11,800	10,917
[3]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	5,140	4,904
[3]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,790	1,657
[3]	Hyundai Auto Receivables Trust Series 2022-A	2.350%	4/17/28	14,750	14,071
[3]	John Deere Owner Trust Series 2019-B	2.210%	12/15/23	2,019	2,017
[3]	John Deere Owner Trust Series 2020-B	0.510%	11/15/24	9,509	9,340
[3]	John Deere Owner Trust Series 2020-B	0.720%	6/15/27	4,020	3,828
[3]	John Deere Owner Trust Series 2022-A	2.490%	1/16/29	26,445	25,224
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	3.994%	1/15/46	657	655
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	158	156
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	1,250	1,246
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	800	793

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	900	853
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	2,043	2,034
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.171%	7/15/45	1,834	1,822
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	209	208
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	2,947	2,944
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	1,160	1,155
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	700	696
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	120	119
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	152	149
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	500	493
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	1,654	1,627
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	847	827
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.329%	11/15/48	4,800	4,743
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	600	584
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.504%	12/15/48	4,666	4,553
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	310	299
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	340	327
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	80	77
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	710	689
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	230	227
[3,5]	Kubota Credit Owner Trust Series 2020-1A	1.960%	3/15/24	5,139	5,112
[3,5]	Kubota Credit Owner Trust Series 2020-2A	0.590%	10/15/24	17,648	17,263
[3,5]	Kubota Credit Owner Trust Series 2020-2A	0.730%	6/15/26	4,950	4,678
[3,5]	Kubota Credit Owner Trust Series 2022-1A	2.670%	10/15/26	18,060	17,368
[3,5]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	10,320	9,808
[3,5]	Lanark Master Issuer plc Series 2020-1A	2.277%	12/22/69	2,050	2,031
[3,5]	Master Credit Card Trust Series 2021-1A	0.530%	11/21/25	36,840	34,856
[3,5]	Master Credit Card Trust II Series 2020-1A	1.990%	9/21/24	5,680	5,633
[3,5]	Master Credit Card Trust II Series 2022-1A	1.660%	7/21/26	15,820	15,057
[3]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	4,680	4,589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	20,810	20,151
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	10,930	10,364
[3]	Mercedes-Benz Auto Receivables Trust Series 2018-1	3.150%	10/15/24	6,972	6,979
[3]	Mercedes-Benz Auto Receivables Trust Series 2019-1	2.040%	1/15/26	6,050	5,990
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	4,950	4,718
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	16,720	15,992
[3,5]	MMAF Equipment Finance LLC Series 2016-AA	2.210%	12/15/32	3,641	3,631
[3,5]	MMAF Equipment Finance LLC Series 2017-AA	2.680%	7/16/27	2,320	2,313
[3,5]	MMAF Equipment Finance LLC Series 2018-A	3.390%	1/10/25	5,333	5,324
[3,5]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	3,550	3,515
[3,5]	MMAF Equipment Finance LLC Series 2019-A	3.080%	11/12/41	4,320	4,257
[3,5]	MMAF Equipment Finance LLC Series 2020-A	0.740%	4/9/24	4,439	4,367
[3,5]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/27	20,500	19,119
[3,5]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	8,340	7,556
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	154	154
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.209%	7/15/46	3,023	3,012
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	3.960%	8/15/46	1,023	1,019
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	70	70
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	150	149
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	246	246
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.384%	2/15/47	250	249
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	3.773%	4/15/47	988	982
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.051%	4/15/47	1,065	1,061
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	300	299
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.094%	6/15/47	465	458
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	20	20
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	1,690	1,650
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.077%	3/15/48	4,364	4,258
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	1,450	1,432
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.479%	5/15/48	4,391	4,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	500	490
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	4,609	4,519
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	900	869
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	600	585
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	460	444
[3]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	180	177
[3]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	222	214
[3]	Morgan Stanley Capital I Trust Series 2015-MS1	3.510%	5/15/48	4,452	4,385
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	2,000	1,975
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	2.791%	11/15/49	1,040	986
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	150	143
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	600	568
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	900	878
[3,5,6]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	2.374%	3/25/66	8,404	8,392
[3]	Nissan Auto Lease Trust Series 2020-B	0.490%	1/15/26	5,800	5,718
[3]	Nissan Auto Receivables Owner Trust Series 2018-B	3.160%	12/16/24	6,843	6,854
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	954	954
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	1,250	1,243
[3]	Nissan Auto Receivables Owner Trust Series 2020-A	1.700%	5/17/27	7,760	7,522
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	5,030	4,852
[3,5]	One Bryant Park Trust Series 2019-OBP	2.516%	9/15/54	300	261
[3,5]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	510	467
[3,5,6]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	2.389%	1/16/60	211	211
[3,5,6]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	2.612%	6/20/60	1,363	1,357
[3,5,6]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	2.562%	8/18/60	719	716
[3,5,6]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	2.574%	11/25/65	4,795	4,745
[3,5]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	4,060	3,835
[3,5]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	3,950	3,943
[3,5,6]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	1.682%	12/5/59	329	328
[3,5,6]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	2.050%	4/10/50	722	722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5,6]	RESIMAC Premier Series 2018-1A, 1M USD LIBOR + 0.800%	2.000%	11/10/49	130	130
[3,5]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	2,119	2,117
[3]	Santander Drive Auto Receivables Trust Series 2022-2	2.980%	10/15/26	17,240	16,985
[3]	Santander Drive Auto Receivables Trust Series 2022-3	3.400%	12/15/26	9,060	9,005
[3,5]	Santander Retail Auto Lease Trust Series 2020-A	1.740%	7/20/23	3,433	3,433
[3,5]	Santander Retail Auto Lease Trust Series 2020-B	0.650%	12/20/24	7,950	7,658
[3,5]	Santander Retail Auto Lease Trust Series 2021-B	0.510%	8/20/24	30,290	29,155
[3,5]	Santander Retail Auto Lease Trust Series 2021-B	0.540%	6/20/25	7,460	7,083
[3,5]	Santander Retail Auto Lease Trust Series 2021-C	0.590%	3/20/26	5,340	5,070
[3,5]	Santander Retail Auto Lease Trust Series 2022-B	3.280%	11/20/25	27,920	27,597
[3,5]	Santander Retail Auto Lease Trust Series 2022-B	3.330%	10/20/26	14,630	14,411
[3,5]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	150	148
[3,5]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	344	334
[3,5]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	739	730
[3,5]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	1,431	1,413
[3,5]	SoFi Professional Loan Program LLC Series 2017-A	2.400%	3/26/40	269	268
[3,5,6]	SoFi Professional Loan Program LLC Series 2017-A, 1M USD LIBOR + 0.700%	2.324%	3/26/40	243	242
[3,5]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	87	86
[3,5]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	131	128
[3,5]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	50	50
[3,5]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	153	151
[3,5]	SoFi Professional Loan Program LLC Series 2018-A	2.950%	2/25/42	71	70
[3]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	38,480	38,227
[3]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	8,520	8,525
[3,5]	Tesla Auto Lease Trust Series 2020-A	0.680%	12/20/23	5,674	5,621
[3,5]	Tesla Auto Lease Trust Series 2020-A	0.780%	12/20/23	1,230	1,210
[3,5]	Tesla Auto Lease Trust Series 2021-B	0.600%	9/22/25	8,970	8,508
[3,5]	Tesla Auto Lease Trust Series 2021-B	0.630%	9/22/25	4,620	4,360
[3,5]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	100	99
[3,5]	Toyota Auto Loan Extended Note Trust Series 2019-1A	2.560%	11/25/31	900	881
[3,5]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	13,400	12,478
[3,5]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	32,040	28,952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	25,700	25,487
[3]	Toyota Auto Receivables Owner Trust Series 2018-C	3.130%	2/15/24	9,229	9,239
[3]	Toyota Auto Receivables Owner Trust Series 2019-A	2.910%	7/17/23	3,783	3,787
[3]	Toyota Auto Receivables Owner Trust Series 2019-A	3.000%	5/15/24	4,280	4,285
[3]	Toyota Auto Receivables Owner Trust Series 2019-C	1.910%	9/15/23	5,548	5,546
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	8,300	8,137
[3]	Toyota Auto Receivables Owner Trust Series 2020-B	1.660%	9/15/25	5,220	5,070
[3]	Toyota Auto Receivables Owner Trust Series 2020-C	0.570%	10/15/25	7,770	7,389
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	19,620	18,687
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	15,170	13,862
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	9,290	8,872
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	6,900	6,340
[3]	Toyota Auto Receivables Owner Trust Series 2022-A	1.540%	5/17/27	14,960	13,914
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	27,030	26,723
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	12,010	11,763
[3,5]	Toyota Lease Owner Trust Series 2021-A	0.390%	4/22/24	28,650	28,049
[3,5]	Toyota Lease Owner Trust Series 2021-A	0.500%	8/20/25	5,150	4,969
[3,5]	Toyota Lease Owner Trust Series 2021-B	0.420%	10/21/24	23,600	22,784
[3,5]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	15,430	14,506
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.418%	12/15/50	4,800	4,609
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,495	1,448
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.460%	4/15/52	214	208
[3,5]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	75	72
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	100	99
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	60	60
[3]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	40,190	37,997
[3]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	11,230	10,591
[3]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	28,530	27,032
[3]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	1.260%	8/20/26	4,010	3,878
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	14,210	13,625
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	9,200	8,569
[3,5]	Volvo Financial Equipment LLC Series 2020-1A	0.510%	10/15/24	19,096	18,754

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	4,000	3,777
[3]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.218%	7/15/46	800	797
[3]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.434%	7/15/46	350	346
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	10	10
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	1,250	1,231
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.411%	9/15/58	885	865
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	700	689
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	1,271	1,258
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	280	264
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	900	882
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	260	253
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	520	501
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	190	182
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	600	574
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	1,160	1,122
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,430	1,373
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	246	239
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	530	527
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	235	233
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	280	281
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	230	227
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	1,400	1,243
[3]	WFRBS Commercial Mortgage Trust Series 2012-C9	3.388%	11/15/45	567	567
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	526	524
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,042	1,041
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.829%	3/15/47	660	656
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	160	157
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	1,584	1,556
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.650%	10/15/57	663	658
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,038	1,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.766%	3/15/47	47	47
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	500	499
[3,5]	Wheels Fleet Lease Funding LLC Series 2022-1A	2.470%	10/18/36	18,620	18,206
[3,5]	Wheels SPV 2 LLC Series 2020-1A	0.510%	8/20/29	4,049	4,003
[3,5]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	3,000	2,886
[3]	World Omni Auto Receivables Trust Series 2018-D	3.330%	4/15/24	3,673	3,678
[3]	World Omni Auto Receivables Trust Series 2018-D	3.440%	12/16/24	5,870	5,882
[3]	World Omni Auto Receivables Trust Series 2019-A	3.220%	6/16/25	6,420	6,424
[3]	World Omni Auto Receivables Trust Series 2020-A	1.100%	4/15/25	578	572
[3]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	7,420	7,128
[3]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	16,350	15,450
[3]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	12,620	12,155
[3]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	13,360	12,812
[3]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	11,160	10,617
[3]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	8,060	7,472
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	13,580	12,927
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	14,430	14,171
[3]	World Omni Automobile Lease Securitization Trust Series 2020-A	1.790%	6/16/25	17,600	17,580
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	8,320	8,101
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	20,990	20,260
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	7,190	6,846
[3]	World Omni Automobile Lease Securitization Trust Series 2022-A	3.210%	2/18/25	3,920	3,879
[3]	World Omni Automobile Lease Securitization Trust Series 2022-A	3.340%	6/15/27	6,420	6,339
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,248,002)					3,143,537
Corporate Bonds (31.0%)
Communications (0.6%)
	Comcast Corp.	3.375%	2/15/25	1,000	993
[7]	Comcast Corp.	0.000%	9/14/26	3,839	3,634
[5]	NTT Finance Corp.	0.583%	3/1/24	9,045	8,601
[5]	NTT Finance Corp.	1.162%	4/3/26	18,891	17,004
[3]	Ooredoo International Finance Ltd.	3.250%	2/21/23	15,790	15,762
[5]	Sky Ltd.	3.125%	11/26/22	9,480	9,485
[3,7]	Sky Ltd.	2.500%	9/15/26	2,570	2,696
					58,175
Consumer Discretionary (2.6%)
[3]	American Honda Finance Corp.	1.950%	5/10/23	30,000	29,680
[3]	American Honda Finance Corp.	0.875%	7/7/23	975	951
[3]	American Honda Finance Corp.	3.550%	1/12/24	1,500	1,502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	American Honda Finance Corp.	0.550%	7/12/24	9,070	8,534
[3]	American Honda Finance Corp.	0.750%	8/9/24	9,925	9,349
[3]	American Honda Finance Corp.	1.500%	1/13/25	1,000	950
[5]	BMW US Capital LLC	0.800%	4/1/24	9,750	9,306
	Home Depot Inc.	2.700%	4/15/25	5,000	4,908
	Honda Motor Co. Ltd.	2.271%	3/10/25	10,715	10,313
[8]	Toyota Finance Australia Ltd.	3.300%	11/22/23	22,800	15,570
[3,7]	Toyota Finance Australia Ltd.	0.064%	1/13/25	2,400	2,382
[3]	Toyota Motor Credit Corp.	2.900%	3/30/23	31,431	31,385
[3]	Toyota Motor Credit Corp.	0.400%	4/6/23	30,925	30,338
	Toyota Motor Credit Corp.	2.500%	3/22/24	46,600	45,880
[3]	Toyota Motor Credit Corp.	0.500%	6/18/24	50,000	47,237
	Toyota Motor Credit Corp.	0.625%	9/13/24	880	827
[3]	Toyota Motor Credit Corp.	1.450%	1/13/25	7,085	6,718
					255,830
Consumer Staples (0.5%)
[7]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	2,790	2,829
	Kimberly-Clark Corp.	3.050%	8/15/25	7,920	7,798
[3,7]	Nestle Finance International Ltd.	0.000%	11/12/24	3,100	3,128
[5]	Nestle Holdings Inc.	3.350%	9/24/23	11,000	11,025
[3,7]	PepsiCo Inc.	2.625%	4/28/26	2,117	2,259
	Philip Morris International Inc.	3.375%	8/11/25	5,500	5,411
[7]	Procter & Gamble Co.	4.875%	5/11/27	2,117	2,478
	Target Corp.	3.500%	7/1/24	13,000	13,037
[3,7]	Unilever Finance Netherlands BV	1.250%	3/25/25	2,400	2,467
	Walmart Inc.	3.400%	6/26/23	500	501
					50,933
Energy (1.4%)
	BP Capital Markets America Inc.	3.790%	2/6/24	22,000	22,103
	BP Capital Markets America Inc.	3.194%	4/6/25	7,300	7,216
	EOG Resources Inc.	3.150%	4/1/25	10,000	9,837
[7]	Exxon Mobil Corp.	0.142%	6/26/24	2,200	2,233
	Exxon Mobil Corp.	2.709%	3/6/25	15,000	14,697
	Exxon Mobil Corp.	2.992%	3/19/25	3,600	3,547
[3]	Harvest Operations Corp.	3.000%	9/21/22	6,000	5,998
[5]	Harvest Operations Corp.	4.200%	6/1/23	2,000	2,015
[3]	Harvest Operations Corp.	1.000%	4/26/24	4,125	3,931
[5]	SA Global Sukuk Ltd.	0.946%	6/17/24	2,316	2,186
[3]	SA Global Sukuk Ltd.	0.946%	6/17/24	23,000	21,707
[5]	SA Global Sukuk Ltd.	1.602%	6/17/26	6,780	6,189
	Schlumberger Investment SA	3.650%	12/1/23	30,000	30,116
	Shell International Finance BV	3.250%	5/11/25	4,500	4,456
[3,7]	Shell International Finance BV	2.500%	3/24/26	2,117	2,242
					138,473
Financials (20.7%)
[5]	AIG Global Funding	0.650%	6/17/24	12,000	11,280
	Allstate Corp.	0.750%	12/15/25	5,000	4,496
	American Express Co.	3.400%	2/22/24	3,039	3,032
	American Express Co.	3.375%	5/3/24	8,424	8,369
	American Express Co.	2.250%	3/4/25	4,900	4,718
[5]	ANZ New Zealand Int'l Ltd.	1.900%	2/13/23	3,840	3,819
[5]	Athene Global Funding	2.800%	5/26/23	9,400	9,310
[5]	Athene Global Funding	1.200%	10/13/23	14,361	13,824
[5]	Athene Global Funding	0.950%	1/8/24	4,445	4,222
[5]	Athene Global Funding	0.914%	8/19/24	1,440	1,336
	Banco Santander SA	2.706%	6/27/24	10,000	9,772
[3]	Bank of America Corp.	2.816%	7/21/23	6,952	6,951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	4.100%	7/24/23	5,000	5,047
[3]	Bank of America Corp.	3.004%	12/20/23	90,486	90,168
[3]	Bank of America Corp.	4.125%	1/22/24	8,000	8,091
[3]	Bank of America Corp.	3.550%	3/5/24	12,567	12,536
[3]	Bank of America Corp.	0.523%	6/14/24	8,000	7,701
[3]	Bank of America Corp.	3.864%	7/23/24	10,000	9,956
[3]	Bank of America Corp.	0.810%	10/24/24	7,470	7,128
	Bank of America Corp.	1.843%	2/4/25	21,000	20,258
	Bank of America Corp.	0.976%	4/22/25	20,000	18,814
[3]	Bank of America Corp.	3.875%	8/1/25	5,000	4,983
[3]	Bank of America Corp.	2.015%	2/13/26	9,753	9,122
[3]	Bank of America Corp.	3.384%	4/2/26	14,500	14,055
[3]	Bank of America Corp.	1.319%	6/19/26	4,763	4,333
	Bank of America Corp.	1.734%	7/22/27	7,000	6,239
[3]	Bank of Montreal	0.400%	9/15/23	35,000	33,863
[3]	Bank of Montreal	3.300%	2/5/24	8,790	8,770
[3]	Bank of Montreal	2.150%	3/8/24	25,000	24,465
[3]	Bank of Montreal	0.625%	7/9/24	15,900	14,959
[3]	Bank of Montreal	3.700%	6/7/25	3,000	2,973
[3,6,8]	Bank of Montreal, 3M Australian Bank Bill Rate + 0.990%	2.225%	9/7/23	21,500	14,883
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	3,420	3,319
	Bank of Nova Scotia	1.625%	5/1/23	15,000	14,802
	Bank of Nova Scotia	0.400%	9/15/23	6,700	6,472
	Bank of Nova Scotia	0.700%	4/15/24	6,718	6,369
	Bank of Nova Scotia	0.650%	7/31/24	4,090	3,836
	Bank of Nova Scotia	1.450%	1/10/25	6,400	6,048
	Bank of Nova Scotia	3.450%	4/11/25	16,200	15,982
	Bank of Nova Scotia	1.350%	6/24/26	8,125	7,284
[5]	Bank of Nova Scotia	1.188%	10/13/26	11,030	9,964
[3,6,8]	Bank of Nova Scotia, 3M Australian Bank Bill Rate + 0.980%	2.215%	9/7/23	22,430	15,526
[5]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	15,453	15,453
[7]	Berkshire Hathaway Inc.	0.000%	3/12/25	2,400	2,384
[5]	BNP Paribas SA	3.800%	1/10/24	5,000	4,971
	BPCE SA	4.000%	4/15/24	6,241	6,223
[3,6,8]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.627%	4/26/23	10,000	6,921
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	16,640	16,178
[3]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	6,050	6,049
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	10,000	9,579
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	6,200	5,948
	Charles Schwab Corp.	1.150%	5/13/26	10,000	9,019
	Citigroup Inc.	3.875%	10/25/23	4,500	4,545
	Citigroup Inc.	0.776%	10/30/24	3,230	3,082
[3]	Citigroup Inc.	3.352%	4/24/25	6,085	5,967
	Citigroup Inc.	0.981%	5/1/25	5,415	5,074
	Citigroup Inc.	4.140%	5/24/25	5,376	5,358
	Citigroup Inc.	1.281%	11/3/25	2,000	1,859
	Citigroup Inc.	2.014%	1/25/26	2,600	2,438
[3,7]	Cooperatieve Rabobank UA	0.625%	2/27/24	3,100	3,187
	Credit Suisse AG	1.000%	5/5/23	18,780	18,379
[3]	Credit Suisse AG	0.520%	8/9/23	25,000	24,136
	Credit Suisse AG	0.495%	2/2/24	1,000	942
[3]	Credit Suisse AG	3.625%	9/9/24	1,000	981
	Credit Suisse AG	3.700%	2/21/25	3,500	3,426
[3,7]	Credit Suisse AG	1.500%	4/10/26	2,400	2,345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Danske Bank A/S	0.976%	9/10/25	3,360	3,104
[5]	Equitable Financial Life Global Funding	0.500%	4/6/23	22,250	21,707
[5]	F&G Global Funding	0.900%	9/20/24	2,577	2,386
[5]	F&G Global Funding	1.750%	6/30/26	2,361	2,091
[3]	First Republic Bank	1.912%	2/12/24	15,840	15,652
[5]	Five Corners Funding Trust	4.419%	11/15/23	5,000	5,020
[5]	GA Global Funding Trust	1.000%	4/8/24	20,021	18,879
	Goldman Sachs Group Inc.	3.625%	1/22/23	4,300	4,325
	Goldman Sachs Group Inc.	3.200%	2/23/23	8,000	8,003
	Goldman Sachs Group Inc.	0.523%	3/8/23	16,000	15,685
[3]	Goldman Sachs Group Inc.	2.905%	7/24/23	5,630	5,629
[3]	Goldman Sachs Group Inc.	0.627%	11/17/23	15,630	15,406
	Goldman Sachs Group Inc.	1.217%	12/6/23	5,000	4,824
	Goldman Sachs Group Inc.	4.000%	3/3/24	15,000	15,042
	Goldman Sachs Group Inc.	0.673%	3/8/24	10,000	9,773
[3]	Goldman Sachs Group Inc.	0.657%	9/10/24	24,950	23,894
	Goldman Sachs Group Inc.	0.925%	10/21/24	13,350	12,782
	Goldman Sachs Group Inc.	1.757%	1/24/25	7,935	7,635
	Goldman Sachs Group Inc.	3.500%	4/1/25	12,982	12,755
[3,7]	Goldman Sachs Group Inc.	2.875%	6/3/26	1,350	1,400
[5]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	3,840	3,492
	HSBC Holdings plc	3.600%	5/25/23	10,634	10,665
[3]	HSBC Holdings plc	3.950%	5/18/24	14,505	14,445
	HSBC Holdings plc	0.732%	8/17/24	7,000	6,717
	HSBC Holdings plc	1.162%	11/22/24	3,200	3,058
	HSBC Holdings plc	0.976%	5/24/25	10,000	9,330
	HSBC Holdings plc	2.999%	3/10/26	6,150	5,868
[3]	HSBC Holdings plc	1.645%	4/18/26	2,385	2,188
	ING Groep NV	4.100%	10/2/23	2,150	2,157
	Intercontinental Exchange Inc.	3.650%	5/23/25	7,800	7,750
	JPMorgan Chase & Co.	3.375%	5/1/23	1,000	999
[3]	JPMorgan Chase & Co.	3.559%	4/23/24	61,290	61,119
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	5,000	4,875
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	12,460	12,424
[3]	JPMorgan Chase & Co.	0.653%	9/16/24	3,000	2,878
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	23,163	23,087
	JPMorgan Chase & Co.	0.563%	2/16/25	3,375	3,182
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	38,468	37,794
	JPMorgan Chase & Co.	0.824%	6/1/25	5,720	5,352
	JPMorgan Chase & Co.	0.969%	6/23/25	7,500	7,013
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	2,767	2,637
	JPMorgan Chase & Co.	1.561%	12/10/25	15,000	14,050
	JPMorgan Chase & Co.	4.080%	4/26/26	8,500	8,422
[3]	KeyBank NA	3.375%	3/7/23	4,000	4,002
[5]	Kookmin Bank	2.125%	2/15/25	25,000	24,015
	Legg Mason Inc.	3.950%	7/15/24	5,000	5,023
	Lloyds Banking Group plc	4.050%	8/16/23	5,000	5,016
[3]	Lloyds Banking Group plc	2.907%	11/7/23	10,010	9,975
	Loews Corp.	2.625%	5/15/23	2,000	1,993
[5]	LSEGA Financing plc	0.650%	4/6/24	4,135	3,903
[5]	Macquarie Group Ltd.	3.189%	11/28/23	5,792	5,782
[5]	Macquarie Group Ltd.	1.201%	10/14/25	50,000	46,405
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	1,500	1,499
[5]	Metropolitan Life Global Funding I	0.400%	1/7/24	4,210	4,011
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	39,255	39,258
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	9,750	9,752
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	5,750	5,745
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	16,150	15,993

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	29,080	28,011
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,291	3,126
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	5,157	4,742
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	11,915	11,126
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	3,900	3,616
[5]	Mizuho Bank Ltd.	2.950%	10/17/22	940	940
[5]	Mizuho Bank Ltd.	3.500%	3/21/23	4,550	4,550
[3]	Mizuho Financial Group Inc.	1.241%	7/10/24	21,453	20,852
[3]	Morgan Stanley	0.560%	11/10/23	30,630	30,242
[3]	Morgan Stanley	0.529%	1/25/24	21,430	21,024
	Morgan Stanley	0.731%	4/5/24	6,960	6,791
[3]	Morgan Stanley	3.737%	4/24/24	5,000	4,987
[3]	Morgan Stanley	0.791%	1/22/25	22,500	21,288
	Morgan Stanley	3.620%	4/17/25	10,000	9,880
	Morgan Stanley	0.790%	5/30/25	16,600	15,467
[3]	Morgan Stanley	2.720%	7/22/25	2,854	2,753
[3]	Morgan Stanley	2.188%	4/28/26	15,000	14,069
[7]	Morgan Stanley	2.103%	5/8/26	1,333	1,369
[5]	National Bank of Canada	2.150%	10/7/22	11,780	11,752
[3]	National Bank of Canada	2.100%	2/1/23	4,000	3,969
[3]	National Bank of Canada	0.900%	8/15/23	2,870	2,860
[3]	National Bank of Canada	0.550%	11/15/24	4,600	4,389
[5]	Nationwide Building Society	2.000%	1/27/23	4,625	4,585
[5]	Nationwide Building Society	3.900%	7/21/25	7,000	6,941
[5]	Nationwide Building Society	1.000%	8/28/25	2,870	2,606
[5]	NongHyup Bank	0.875%	7/28/24	20,000	18,920
	Northern Trust Corp.	4.000%	5/10/27	4,300	4,330
[3]	PNC Bank NA	3.500%	6/8/23	5,165	5,167
	PNC Financial Services Group Inc.	3.500%	1/23/24	2,070	2,071
	Progressive Corp.	2.500%	3/15/27	2,100	1,982
[5]	Reliance Standard Life Global Funding II	2.150%	1/21/23	2,000	1,980
[3]	Royal Bank of Canada	3.700%	10/5/23	3,600	3,623
[3]	Royal Bank of Canada	2.550%	7/16/24	1,940	1,896
[3]	Royal Bank of Canada	0.750%	10/7/24	6,656	6,210
[3]	Royal Bank of Canada	1.600%	1/21/25	8,000	7,580
	Royal Bank of Canada	3.375%	4/14/25	7,600	7,498
	Royal Bank of Canada	1.200%	4/27/26	4,960	4,456
[3]	Royal Bank of Canada	1.150%	7/14/26	10,350	9,237
	Royal Bank of Canada	3.625%	5/4/27	2,100	2,040
[5]	Security Benefit Global Funding	1.250%	5/17/24	14,420	13,660
[5]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	8,560	8,283
[5]	Skandinaviska Enskilda Banken AB	0.650%	9/9/24	15,000	14,001
[5]	Standard Chartered plc	1.319%	10/14/23	3,350	3,324
	State Street Corp.	2.901%	3/30/26	15,273	14,796
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	5,408	5,410
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	3,670	3,672
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	900	857
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	7,892	7,612
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	15,647	14,411
[5]	Sumitomo Mitsui Trust Bank Ltd.	2.550%	3/10/25	3,450	3,324
[5]	Svenska Handelsbanken AB	0.625%	6/30/23	5,000	4,860
[5]	Svenska Handelsbanken AB	0.550%	6/11/24	28,500	26,774
[5]	Swedbank AB	0.600%	9/25/23	3,835	3,702
[3]	Toronto-Dominion Bank	0.750%	6/12/23	6,375	6,187
[3]	Toronto-Dominion Bank	0.450%	9/11/23	7,365	7,130
	Toronto-Dominion Bank	0.550%	3/4/24	4,730	4,501
[3]	Toronto-Dominion Bank	2.350%	3/8/24	23,872	23,382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Toronto-Dominion Bank	2.650%	6/12/24	1,225	1,202
[3]	Toronto-Dominion Bank	0.700%	9/10/24	20,000	18,775
	Toronto-Dominion Bank	3.766%	6/6/25	15,500	15,412
[3]	Toronto-Dominion Bank	1.250%	9/10/26	20,000	17,754
[3]	Truist Bank	3.000%	2/2/23	3,000	2,997
[3]	Truist Bank	1.500%	3/10/25	440	415
[3]	Truist Financial Corp.	3.750%	12/6/23	6,610	6,652
[3]	Truist Financial Corp.	2.500%	8/1/24	11,215	10,947
[5]	UBS AG	0.375%	6/1/23	12,000	11,618
[6,8]	UBS AG, 3M Australian Bank Bill Rate + 0.670%	1.382%	7/30/23	29,512	20,348
[3,6,8]	UBS AG, 3M Australian Bank Bill Rate + 0.870%	1.582%	7/30/25	15,000	10,310
[5]	UBS Group AG	2.859%	8/15/23	15,310	15,304
[5]	UBS Group AG	1.008%	7/30/24	4,445	4,306
[3,7]	US Bancorp	0.850%	6/7/24	4,292	4,363
	Visa Inc.	3.150%	12/14/25	26,270	25,931
[7]	Visa Inc.	1.500%	6/15/26	2,865	2,935
[3]	Wells Fargo & Co.	3.750%	1/24/24	16,850	16,882
[3,7]	Wells Fargo & Co.	0.500%	4/26/24	4,025	4,085
[3]	Wells Fargo & Co.	1.654%	6/2/24	19,270	18,823
[3]	Wells Fargo & Co.	0.805%	5/19/25	2,750	2,575
[3]	Wells Fargo & Co.	3.550%	9/29/25	3,788	3,719
[5]	Westpac Banking Corp.	1.552%	9/30/26	11,090	10,238
[3,7]	Westpac Securities NZ Ltd.	0.427%	12/14/26	2,100	1,983
					2,003,770
Health Care (0.8%)
	Bristol-Myers Squibb Co.	2.750%	2/15/23	5,000	5,000
	Bristol-Myers Squibb Co.	0.537%	11/13/23	17,590	17,006
	Bristol-Myers Squibb Co.	2.900%	7/26/24	5,000	4,956
	GlaxoSmithKline Capital plc	0.534%	10/1/23	6,125	5,919
[5]	Roche Holdings Inc.	1.882%	3/8/24	20,000	19,550
[5]	Roche Holdings Inc.	2.132%	3/10/25	9,925	9,590
[3]	SSM Health Care Corp.	3.688%	6/1/23	5,985	5,988
	UnitedHealth Group Inc.	0.550%	5/15/24	4,800	4,572
	UnitedHealth Group Inc.	1.150%	5/15/26	1,845	1,679
					74,260
Industrials (1.6%)
	3M Co.	2.650%	4/15/25	900	878
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	6,120	5,941
[3]	Caterpillar Financial Services Corp.	3.400%	5/13/25	20,000	19,958
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	5,000	4,719
	Deere & Co.	2.750%	4/15/25	20,000	19,573
	General Dynamics Corp.	3.250%	4/1/25	900	893
[3]	John Deere Capital Corp.	1.250%	1/10/25	1,000	949
[3]	John Deere Capital Corp.	2.125%	3/7/25	13,570	13,108
	John Deere Capital Corp.	3.400%	6/6/25	8,315	8,289
[3]	PACCAR Financial Corp.	3.150%	6/13/24	13,335	13,277
	Precision Castparts Corp.	2.500%	1/15/23	5,500	5,496
	Rockwell Automation Inc.	2.875%	3/1/25	20,000	19,585
[5]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	9,445	9,016
[5]	Siemens Financieringsmaatschappij NV	3.250%	5/27/25	31,218	30,790
	United Parcel Service Inc.	3.900%	4/1/25	900	907
					153,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Materials (0.2%)
[5]	Georgia-Pacific LLC	0.625%	5/15/24	15,265	14,329
Real Estate (0.8%)
	Camden Property Trust	2.950%	12/15/22	3,080	3,078
	Camden Property Trust	4.250%	1/15/24	3,890	3,902
	Public Storage	1.500%	11/9/26	2,200	1,985
[6]	Public Storage, SOFR + 0.470%	1.294%	4/23/24	6,465	6,428
	Realty Income Corp.	4.600%	2/6/24	2,500	2,521
	Realty Income Corp.	3.875%	4/15/25	10,000	9,959
[3,9]	Realty Income Corp.	1.875%	1/14/27	697	778
[9]	Realty Income Corp.	1.125%	7/13/27	1,300	1,386
	Simon Property Group LP	2.750%	6/1/23	1,970	1,951
	Simon Property Group LP	3.750%	2/1/24	9,346	9,328
	Simon Property Group LP	2.000%	9/13/24	6,140	5,878
	Simon Property Group LP	3.375%	10/1/24	16,740	16,557
	Simon Property Group LP	3.500%	9/1/25	10,000	9,773
					73,524
Technology (1.3%)
	Analog Devices Inc.	2.950%	4/1/25	5,000	4,901
[6]	Analog Devices Inc., SOFR + 0.250%	0.550%	10/1/24	25,000	24,365
[7]	Apple Inc.	0.875%	5/24/25	2,400	2,456
[7]	Apple Inc.	1.625%	11/10/26	2,117	2,178
	Intel Corp.	3.400%	3/25/25	5,000	4,989
	Intuit Inc.	0.950%	7/15/25	5,000	4,608
	NVIDIA Corp.	0.584%	6/14/24	74,836	71,013
	PayPal Holdings Inc.	2.400%	10/1/24	6,100	5,954
	TSMC Arizona Corp.	3.875%	4/22/27	5,455	5,437
					125,901
Utilities (0.5%)
	Atlantic City Electric Co.	3.375%	9/1/24	15,000	14,787
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	2,565	2,586
[3]	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/31	5,620	5,153
	Entergy Louisiana LLC	0.620%	11/17/23	7,645	7,348
	Florida Power & Light Co.	2.850%	4/1/25	900	885
[5]	Korea East-West Power Co. Ltd.	3.600%	5/6/25	3,565	3,540
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	8,500	8,519
	Southern California Gas Co.	3.150%	9/15/24	1,100	1,093
					43,911
Total Corporate Bonds (Cost $3,113,804)					2,992,485
Sovereign Bonds (4.9%)
[3]	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	543	544
[3]	Arab Petroleum Investments Corp.	4.125%	9/18/23	5,882	5,902
[3,5]	Bermuda	4.138%	1/3/23	7,000	7,004
[3]	Bermuda	4.138%	1/3/23	13,170	13,179
[3,5]	Bermuda	4.138%	1/3/23	12,040	12,047
[3]	Bermuda	4.854%	2/6/24	18,922	19,070
[3,5]	CDP Financial Inc.	3.150%	7/24/24	1,750	1,750
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	9,905
	Corp. Andina de Fomento	1.250%	10/26/24	24,000	22,764
[3,5,10]	Dexia Credit Local SA	2.375%	9/20/22	10,290	10,292
[3,5,10]	Dexia Credit Local SA	3.250%	9/26/23	50,000	50,071
[3]	Emirate of Abu Dhabi	2.500%	10/11/22	17,000	16,989
	Equinor ASA	2.650%	1/15/24	2,000	1,981
	Equinor ASA	1.750%	1/22/26	5,000	4,664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Export-Import Bank of Korea	3.000%	11/1/22	2,400	2,399
	Export-Import Bank of Korea	1.250%	1/18/25	80,000	75,676
	Export-Import Bank of Korea	3.250%	11/10/25	25,000	24,760
[3,11]	Japan Bank for International Cooperation	2.500%	5/23/24	5,000	4,936
	Korea Development Bank	0.500%	10/27/23	24,000	23,185
	Korea Development Bank	3.750%	1/22/24	10,000	10,072
[3]	Korea Development Bank	1.750%	2/18/25	7,000	6,699
	Korea Development Bank	2.000%	2/24/25	20,000	19,253
[3,5]	Korea Electric Power Corp.	3.625%	6/14/25	18,667	18,591
[3]	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	4,786	4,785
[3,5]	Korea National Oil Corp.	1.750%	4/18/25	24,000	22,639
[3]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,533
	Province of Manitoba	2.100%	9/6/22	1,400	1,399
[3,5]	Qatar Energy	1.375%	9/12/26	7,798	7,031
	Republic of Chile	2.250%	10/30/22	6,803	6,791
[3]	Republic of Chile	2.750%	1/31/27	29,137	27,229
[3]	Republic of Slovenia	5.500%	10/26/22	303	304
[3,5]	Saudi Arabian Oil Co.	1.250%	11/24/23	3,000	2,899
[3]	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	300	300
[3]	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	3,630	3,586
[3]	State of Qatar	3.875%	4/23/23	10,734	10,771
[3,5]	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,984
[3,5]	Tokyo Metropolitan Government	0.750%	7/16/25	21,000	19,352
Total Sovereign Bonds (Cost $495,644)					478,336
Taxable Municipal Bonds (0.8%)
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	56,750	53,096
	University of California Revenue	0.883%	5/15/25	27,000	25,138
Total Taxable Municipal Bonds (Cost $83,750)					78,234
				Shares
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[12]	Vanguard Market Liquidity Fund (Cost $296,683)	1.417%		2,967,361	296,647
Total Investments (99.6%) (Cost $9,923,180)					9,624,981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.2%)
[3,4,13]	UMBS Pool (Proceeds $18,578)	3.000%	7/25/52–8/25/52	(19,500)	(18,132)
Other Assets and Liabilities—Net (0.6%)					55,726
Net Assets (100%)					9,662,575
Cost is in $000.
1	Securities with a value of $597,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $7,718,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $1,622,516,000, representing 16.8% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in Australian dollars.
9	Face amount denominated in British pounds.
10	Guaranteed by multiple countries.
11	Guaranteed by the Government of Japan.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2022.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2022	4,483	941,500	(2,344)
5-Year U.S. Treasury Note	September 2022	102	11,450	11
10-Year U.S. Treasury Note	September 2022	422	50,020	1,264
				(1,069)

Short Futures Contracts
Euro-Bobl	September 2022	(187)	(24,337)	31
Euro-Schatz	September 2022	(217)	(24,820)	18
Long Gilt	September 2022	(9)	(1,249)	42
Long U.S. Treasury Bond	September 2022	(12)	(1,664)	(7)
Ultra 10-Year U.S. Treasury Note	September 2022	(304)	(38,722)	584
				668
				(401)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	9/21/22	EUR	4,990	USD	5,390	—	(130)
Standard Chartered Bank	9/21/22	EUR	698	USD	732	4	—
Standard Chartered Bank	9/21/22	EUR	666	USD	706	—	(4)
Bank of America, N.A.	7/20/22	EUR	532	USD	558	—	—
State Street Bank & Trust Co.	9/21/22	USD	58,717	AUD	83,333	1,157	—
Bank of Montreal	9/21/22	USD	29,551	AUD	41,479	901	—
Morgan Stanley Capital Services LLC	9/21/22	USD	241	AUD	347	2	—
Deutsche Bank AG	7/20/22	USD	55,790	EUR	52,665	545	—
Barclays Bank plc	9/21/22	USD	4,828	EUR	4,547	36	—
Morgan Stanley Capital Services LLC	9/21/22	USD	555	EUR	523	3	—
State Street Bank & Trust Co.	7/20/22	USD	2,439	GBP	1,984	23	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	389	GBP	313	7	—
						2,678	(134)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Corp. Nacional del Cobre de Chile/A3	12/20/22	MSCS	15,000	1.000	15	26	—	(11)
Republic of Chile/A1	6/20/27	MSCS	2,080	1.000	(11)	24	—	(35)
					4	50	—	(46)
1 Periodic premium received/paid quarterly.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $2,405,000 and cash of $40,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2022, counterparties had deposited in segregated accounts securities with a value of $859,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,635,742	—	2,635,742
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,143,537	—	3,143,537
Corporate Bonds	—	2,992,485	—	2,992,485
Sovereign Bonds	—	478,336	—	478,336
Taxable Municipal Bonds	—	78,234	—	78,234
Temporary Cash Investments	296,647	—	—	296,647
Total	296,647	9,328,334	—	9,624,981
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	18,132	—	18,132

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,950	—	—	1,950
Forward Currency Contracts	—	2,678	—	2,678
Total	1,950	2,678	—	4,628
Liabilities
Futures Contracts[1]	2,351	—	—	2,351
Forward Currency Contracts	—	134	—	134
Swap Contracts	—	46	—	46
Total	2,351	180	—	2,531
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.